UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

The Leonetti Fund
Schedule of Investments (Unaudited)
September 30, 2006

Par		Value
	SHORT TERM INVESTMENT - 100.3%
	US Government Agency Issue - 100.3%
$9,808,841	Federal Home Loan Bank Discount Note
	5.200%, 10/2/2006	$9,808,841
	TOTAL SHORT TERM INVESTMENT (Cost $9,808,841)	9,808,841
	Total Investments (Cost $9,808,841) - 100.3%	9,808,841
	Liabilities less Other Assets - (0.3)%	(27,158)
	TOTAL NET ASSETS - 100.0%	$9,781,683
	The cost basis of investments for federal income tax purposes
	at September 30, 2006 was as follows:
	Cost of Investments	$9,808,841
	Gross unrealized appreciation	$—
	Gross unrealized depreciation	$—
	Net unrealized appreciation	$—

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title) /s/Robert M. Slotky
  Robert M. Slotky, President

Date:  11/20/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Robert M. Slotky
 Robert M. Slotky, President

Date:  11/20/06

By (Signature and Title)* /s/Eric W. Falkies
 Eric W. Falkies, Treasurer

Date:  11/22/06

* Print the name and title of each signing officer under his or her signature.